UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	8/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Muni High Income Fund
Class A:
PRHAX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class A	$80	0.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Municipal Bond Index (the “Index”) during the period: an overweight position in housing bonds (particularly Freddie Mac multifamily deals) and prepay gas bonds as spreads tightened; an underweight to a commuter train project in Florida, which underperformed as its spreads wid ened.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and security selection in charter schools that underperformed.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-4.48%	0.28%	2.32%
Class A without sales charges	-1.28%	0.94%	2.66%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal High Yield Bond Index	-1.49%	2.34%	4.36%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	-0.71%	1.37%	3.28%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 861,233,995
Number of fund holdings	401
Total advisory fees paid for the year	$ 3,616,661
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	2.6
AA	16.0
A	13.9
BBB	17.7
BB	7.4
B	1.3
Not Rated	40.2
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	A
NASDAQ	PRHAX
CUSIP	74440M104
MF133EA

PGIM Muni High Income Fund
Class C
:
PHICX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This
annual shareholder report contains important
information about the Class C shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class C	$162	1.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIO
D
?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Municipal Bond Index (the “Index”) during the period: an overweight position in housing bonds (particularly Freddie Mac multifamily deals) and prepay gas bonds as spreads tightened; an underweight to a commuter train project in Florida, which underperformed as its spreads widened.
■
The following detracted most from the Fund’s performance relative to the
Index during the reporting period: yield curve positioning (flattener);
and security selection in charter schools that underperformed.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-3.04%	0.14%	1.86%
Class C without sales charges	-2.09%	0.14%	1.86%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal High Yield Bond Index	-1.49%	2.34%	4.36%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	-0.71%	1.37%	3.28%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 861,233,995
Number of fund holdings	401
Total advisory fees paid for the year	$ 3,616,661
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	2.6
AA	16.0
A	13.9
BBB	17.7
BB	7.4
B	1.3
Not Rated	40.2
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	C
NASDAQ	PHICX
CUSIP	74440M302
MF133EC

PGIM Muni High Income Fund
Class Z:
PHIZX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also req
ue
st
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class Z	$58	0.58%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Municipal Bond Index (the “Index”) during the period: an overweight position in housing bonds (particularly Freddie Mac multifamily deals) and prepay gas bonds as spreads tightened; an underweight to a commuter train project in Florida, which underperformed as its spreads widened.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and security selection in charter schools that underperformed.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positio ns in f
utures contributed modestly to performance
during the reporting period.
MF133EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	-1.05%	1.19%	2.90%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal High Yield Bond Index	-1.49%	2.34%	4.36%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	-0.71%	1.37%	3.28%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 861,233,995
Number of fund holdings	401
Total advisory fees paid for the year	$ 3,616,661
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	2.6
AA	16.0
A	13.9
BBB	17.7
BB	7.4
B	1.3
Not Rated	40.2
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	Z
NASDAQ	PHIZX
CUSIP	74440M401
MF133EZ

PGIM Muni High Income Fund
Class R6:
PHIQX
ANNUAL SHAREHOLDER REPORT – August 31, 2
02
5
This annual shareholder report contains important information about the Class R6 shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class R6	$49	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Municipal Bond Index (the “Index”) during the period: an overweight position in housing bonds (particularly Freddie Mac multifamily deals) and prepay gas bonds as spreads tightened; an underweight to a commuter train project in Florida, which underperformed as its spreads widened.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and security selection in charter schools that underperformed.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. Durin
g the repo
rting period, the Fund used
futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.
MF133ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 27, 2017 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	-0.96%	1.28%	2.56% (6/27/2017)
Bloomberg Municipal Bond Index	0.08%	0.40%	1.93%
Bloomberg Municipal High Yield Bond Index	-1.49%	2.34%	3.73%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	-0.71%	1.37%	2.85%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Sinc
e
Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 861,233,995
Number of fund holdings	401
Total advisory fees paid for the year	$ 3,616,661
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	2.6
AA	16.0
A	13.9
BBB	17.7
BB	7.4
B	1.3
Not Rated	40.2
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	R6
NASDAQ	PHIQX
CUSIP	74440M609
MF133ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $45,020 and $42,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2025 and August 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 4

PGIM Muni High Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Muni High Income Fund	1

Notes to Financial Statements	27

Other Information - Form N-CSR Items 8-11

PGIM Muni High Income Fund

Schedule of Investments

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.8%

MUNICIPAL BONDS 86.8%

Alabama 1.8%

Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	4,500	$4,506,808
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,184,326
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	3,000	3,071,867
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	2,996,567
Mobile Cnty. Indl. Dev. Auth. Rev.,
AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	1,500	1,362,539

				15,122,107

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,453,774
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,816,610
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,640,717

				6,911,101

Arizona 1.8%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	957,089
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,392,670
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,987,630
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	833,141
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,002,458
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	899,958
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	930,462
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	923,431
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,091,829
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,124,149
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	912,030
Friendship Vlg., Series B	4.000	12/01/56	1,000	738,131

				15,792,978

California 4.1%

California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	829,295
Sub. Series B-2, Rfdg., CABS	5.899(t)	06/01/55	3,000	531,942
California Infrast. & Econ. Dev. Bank Rev.,
Sustainability Bond, Sub. Brightline W Passenger Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/35), 144A	9.500(cc)	01/01/65	9,000	8,235,111
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,007,444
HumanGood California Oblig. Grp.	4.000	10/01/49	2,000	1,612,580
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	27,500
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	747,578

See Notes to Financial Statements.

PGIM Muni High Income Fund 1

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000%	05/15/40	1,030	$1,021,507
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.505(cc)	09/25/37	19,399	2,023,929
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,193	2,186,521
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.964(cc)	07/25/36	31,979	1,716,867
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Sub. Series B-2, Rfdg., CABS	5.954(t)	06/01/66	22,000	2,013,342
Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	320	320,908
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg., BAM	5.250	07/01/44	1,350	1,396,730
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,443,961
Series A	7.000	11/01/34	1,650	1,972,151
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.649(t)	06/01/60	3,500	504,983
River Islands Pub. Fing. Auth.,
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,453,775
Sacramento,
Spl. Tax	4.000	09/01/46	750	637,341
Spl. Tax	4.000	09/01/50	1,000	827,706
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	1,500	1,523,554
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	6.846(t)	06/01/54	3,000	578,705

				35,613,430

Colorado 2.9%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Axis Intl. Academy Proj., Series B, 144A	6.000	07/01/55	430	414,731
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	927,160
Liberty Common Sch., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,639,919
Rfdg.	5.000	11/01/44	885	853,770
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,497,364
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	846,660
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,344,414
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,195,351
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,053,125
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/42	350	312,461
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/51	850	713,691
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,458,996
Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	981,654
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,111,128
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	378,671
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	844,678
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	1,700	1,700,760

				25,274,533

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Connecticut 0.7%

Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375%	07/01/54	2,005	$1,914,323
Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,016,026
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,432,588

				6,362,937

Delaware 0.2%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	658,523
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	918,466
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	467,557

				2,044,546

District of Columbia 1.0%

Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	1,957,880
KIPP DC Proj.	4.000	07/01/49	4,610	3,658,709
Rfdg.	5.000	06/01/40	1,500	1,499,308
Rfdg.	5.000	06/01/55	1,500	1,337,814

				8,453,711

Florida 8.9%

Alachua Cnty. Hsg. Fin. Auth. Rev.,
Woodland Park II, Series B (Mandatory put date 07/01/28), 144A	4.900(cc)	07/01/29	1,850	1,840,860
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	815	816,658
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.294(t)	07/01/61	35,000	2,685,334
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	845,336
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,424,220
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,477,974
MVM Landfill LLC Proj., Series A, AMT, 144A	6.875	12/01/44	2,500	2,482,985
City of Venice Rev.,
Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	877,946
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	270	274,292
Cnty. of Miami-Dade FL Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/49	1,000	957,444
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,827,372
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	3,988,433
Mater Academy Proj., Series A	5.000	06/15/55	1,000	890,832
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,688,697
Renaissance Chrt. Sch., Rfdg., 144A	6.000	06/15/55	2,000	1,953,631
River City Science Academy Proj., Series A	4.000	07/01/45	565	456,196
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	1,963,245
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000	03/01/42	4,795	4,599,635
Grtr. Orlando Avtn. Auth. Rev.,
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,704,672
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,080,866
Indigo CDD,
Spl. Assmt.	5.750	05/01/36(d)	477	405,124

See Notes to Financial Statements.

PGIM Muni High Income Fund 3

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000%	11/01/45	1,000	$836,229
Julington Creek Plantation CDD,
Spl. Assmt., AG.	4.625	05/01/54	1,550	1,417,112
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	919,474
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	200	201,002
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	970,471
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	974,382
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	559,008
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	795,153
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,029,658
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,035,211
Lee Cnty. Hsg. Fin. Auth. Rev.,
Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,507,960
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,007,738
Miami Dade Cnty. Edu. Facs. Auth. Rev.,
Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	1,210	1,277,637
Univ. of Miami, Series B, Rfdg.	5.250	04/01/43	1,790	1,859,026
Midtown Miami CDD,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,954,653
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,028,539
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,379,813
Osceola Cnty. Trans. Rev.,
Series A-2, Rfdg., CABS	5.706(t)	10/01/54	1,000	194,655
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., AG.	5.750	09/01/54	1,000	1,048,445
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,043,592
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,126,394
Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,615	1,551,812
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,220	1,039,166
Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250	05/01/43	2,580	2,317,422
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	475	398,471
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,185	1,099,933
Spl. Assmt., Fla.	3.700	05/01/50	945	682,503
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,165	850,988
Vlg. CDD No. 14,
Spl. Assmt.	5.500	05/01/53	1,575	1,600,003

				76,948,202

Georgia 2.9%

Atlanta Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,756,848
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,024,882
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,748,915
Cobb Cnty. Dev. Auth. Rev.,
Mt. Bethel Christian Academy Proj., 144A	6.250	06/01/64	2,000	2,005,569

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000%	04/01/52	4,000	$3,200,395
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	3,000	2,989,382
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	985,015
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare, Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,489,127
Main Street Natural Gas, Inc. Rev.,
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	7,250	7,765,701
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	978,432

				24,944,266

Illinois 6.7%

Chicago Brd. of Ed.,
Series A, GO, 144A	7.000	12/01/46	1,500	1,535,207
Series A, GO, Rfdg.	4.000	12/01/27	500	500,334
Series A, GO, Rfdg.	5.000	12/01/35	500	501,120
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,398,385
Series C, GO	5.250	12/01/35	1,015	1,014,978
Series D, GO	5.000	12/01/46	2,470	2,179,375
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,158,423
Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,509,214
Chicago Midway Int’l. Arpt. Rev.,
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/53	3,000	3,038,346
Sr. Series C, Rfdg., AMT	5.000	01/01/41	1,500	1,502,901
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AG.	4.000	01/01/53	3,005	2,556,022
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,032,313
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,025,157
Sr. Lien, Series A, AG., AMT	5.500	01/01/53	2,000	2,030,608
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,000	1,014,556
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	947,911
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	814,441
Chicago Wtrwks. Rev.,
Series A, AG.	5.250	11/01/53	750	757,243
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	2,863,064
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,399,441
Cook Cnty. Cmntys. Clg. Dist.,
Clgs. of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,304,240
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,080,359
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,619,902
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,000	2,527,294
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,232
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	271,143
Illinois St.,
GO	4.000	06/01/36	3,000	2,839,757
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,969,133
Series A, GO	5.000	12/01/39	2,500	2,505,535
Series B, GO	5.000	05/01/38	2,625	2,759,201
Series B, GO	5.250	05/01/43	1,000	1,028,566
Series B, GO	5.500	05/01/47	2,300	2,354,260

See Notes to Financial Statements.

PGIM Muni High Income Fund 5

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Regl. Trans. Auth. Rev.,
Series A	4.000%	06/01/38	4,015	$3,789,988

				57,838,649

Indiana 0.5%

Indianapolis Loc. Pub. Impvt. Bank Rev.,
Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,043,918
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,055	1,085,370
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	920,558

				4,049,846

Iowa 0.3%

Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-2, Class 2, Rfdg., CABS	5.049(t)	06/01/65	19,275	2,654,831

Kansas 0.5%

City of Colby KS Hosp. Loan Anticipation Rev.,
Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,508,331
Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	585	559,559

				4,067,890

Kentucky 0.2%

Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	439,818
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,250	1,346,226

				1,786,044

Louisiana 1.7%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,854,287
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	3,985,723
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,503,266
Wste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,065,648
Wste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,059,038
Parish of St. James Rev.,
Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,055,748
Plaquemines Port Harbor & Term. Dist. Rev.,
Txbl. Nola Term. LLC Proj., Series B, 144A	12.000	12/01/34	3,800	3,910,158

				14,433,868

Maine 0.4%

Fin. Auth. of Maine Rev.,
Casella Wste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625(cc)	12/01/47	2,600	2,517,495
Casella Wste. Sys. Inc. Proj., Series R-3, Rmkt., AMT, 144A	5.000	08/01/35	1,000	1,001,964

				3,519,459

Maryland 0.1%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	975	804,553

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 0.3%

Massachusetts Dev. Fin. Agcy. Rev.,
Merrimack Clg. Student Hsg. Proj., Series A, 144A	5.000%	07/01/60	1,000	$871,713
TUFTS Univ. Student Hsg. Proj., Prog. Medford Prop. Inc.	5.250	06/01/65	1,500	1,471,992

				2,343,705

Michigan 0.5%

Detroit,
Series C, GO	6.000	05/01/43	1,000	1,072,822
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,646,271
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	680	660,458
Wayne Cnty. Arpt. Auth. Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series B, AMT	5.750	12/01/50	1,000	1,035,948

				4,415,499

Minnesota 0.4%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,133,298
Ramsey Rev.,
Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	1,250	1,234,014
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	900,813

				3,268,125

Mississippi 1.5%

Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc. Proj., Series E, FRDD	3.750(cc)	12/01/30	8,660	8,660,000
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,202,546
Wste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,038,936

				12,901,482

Missouri 0.8%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,789,665
Lees Summit Indl. Dev. Auth. Rev.,
Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,314,652
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,737,304
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	943,165
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,346

				6,785,132

Nebraska 0.3%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,117,289
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	150	160,377

				2,277,666

See Notes to Financial Statements.

PGIM Muni High Income Fund 7

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Nevada 0.1%

Sparks Rev.,
Sales Tax, Sr. Series A, Rfdg., 144A	2.750%	06/15/28	275	$274,322
Tahoe-Douglas Visitors Auth. Rev.,
Hotel Occupancy Tax	5.000	07/01/40	1,000	1,004,647

				1,278,969

New Hampshire 4.9%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	3,185	3,143,415
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,400	1,399,692
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	789,198
MF Affordable Hsg. Cert., Series 1, Class B-1	5.750	04/28/42	2,500	2,547,531
Mult. Utility Imps., 144A	5.875	12/15/33	2,500	2,511,728
Muni. Cert., Sustainable Cert., Series 2025-2, Class A-2	4.216	11/20/42	2,000	1,787,796
River Ranch Proj., CABS, 144A	5.636(t)	12/01/31	4,500	3,135,959
Silverado Proj., 144A	5.000	12/01/28	1,250	1,243,175
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,105	1,565,503
Sub. Muni. Cert., Series 2025-1, Class B-1	5.150	09/28/37	3,000	3,006,104
Sustainability Bond, Muni. Cert., Series 2025-1, Class A-2	4.168(cc)	01/20/41	996	877,576
Sustainable Cert., Class A-2 (Mandatory put date 06/01/35)	5.150	06/20/41	2,499	2,526,003
Sustainable Cert., Series 2024-1, Class X	0.547(cc)	07/01/51	34,432	1,256,843
Sustainable Cert., Series 2024-2, Class X	0.596(cc)	08/20/39	46,121	1,821,441
Tamarron Proj., 144A	5.250	12/01/35	4,100	4,076,862
The Highlands Proj.	5.125	12/15/30	2,851	2,838,980
The Wildflower Proj., CABS, 144A	5.835(t)	12/15/33	3,360	2,049,757
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,239,558
Valencia Proj., 144A	5.300	12/01/32	1,245	1,230,505
Wtr. Util. Imps., 144A	5.375	12/15/35	3,400	3,329,313

				42,376,939

New Jersey 2.8%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	4,290	4,290,395
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,276,454
Series SSS, Rfdg.	5.250	06/15/39	675	724,744
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,703,377
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,486,155
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,028,492
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,000,789
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	1,000	1,041,877
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/33	1,550	1,625,350
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/34	1,550	1,608,198
New Jersey Tpke. Auth. Rev.,
Series A	5.250	01/01/50	2,000	2,074,341
Series A	5.250	01/01/55	2,000	2,071,296
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.250	06/15/41	1,815	1,922,017

				23,853,485

New York 6.4%

Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	900	899,962
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,142,167

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.013%(t)	06/01/47	5,000	$1,116,011
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.285(t)	06/01/50	4,000	536,124
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	844,836
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,200	2,270,579
New York City Trans. Fin. Auth. Rev.,
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.250	05/01/55	1,380	1,423,454
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.500	05/01/53	2,000	2,101,343
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,238,760
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,391,349
New York St. Dorm. Auth. Rev.,
Unrefunded, Rfdg., Series A	5.250	03/15/52	5,000	5,141,377
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	2.750(cc)	09/01/50	550	550,000
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	512,560
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,215,328
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,005,983
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,015,430
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,483,210
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AG., AMT	0.000	12/31/54	5,000	2,944,788
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	615	632,564
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,015,515
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,860,573
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,248,535
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	3,465	3,738,079
Sustainabile, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/59	3,000	3,068,698
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	6.239(t)	06/01/66	1,000	81,776
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	395	333,202
Triborough Bridge & Tunnel Auth. Rev.,
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,041,210

				54,853,413

North Carolina 0.5%

North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,000,800
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,398,253
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	525,136

				3,924,189

Ohio 3.1%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,833,050
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	808,035
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,920	11,214,843
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	1,878,156
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,797,410
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,129,704

See Notes to Financial Statements.

PGIM Muni High Income Fund 9

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio Air Qlty. Dev. Auth. Rev.,
Pratt Paper OH LLC Proj., AMT, 144A	4.500%	01/15/48	1,000	$876,681
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	930,103
Ohio Tpke. & Infrast. Commn. Rev.,
Jr. Lien, Series A-2, CABS	4.792(t)	02/15/40	5,135	2,589,110
Warren Cnty. Rev.,
Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,380,874

				26,437,966

Oklahoma 0.6%

Oklahoma Cnty. Auth. Rev.,
Astec Proj., 144A	6.500	06/15/64	2,500	2,390,819
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	247,401
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	961,579
Tulsa Municipal Arpt. Trust Trustees Rev.,
American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,616,143

				5,215,942

Oregon 0.4%

Port of Portland Arpt. Rev.,

Series 24B, AMT	5.000	07/01/47	3,860	3,749,534

Pennsylvania 2.3%

Adams Cnty. General Auth. Rev.,
The Brethren Home Cmnty. Proj., Series A., Rfdg.	5.000	06/01/54	1,750	1,582,277
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,169,773
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	5,000	4,087,740
Doylestown Hosp. Auth. Rev.,
Rfdg., 144A	5.375	07/01/39	2,575	2,798,524
Lancaster Indl. Dev. Auth. Rev.,
Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	741,548
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,026,735
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,716,586
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,404,515

				19,527,698

Puerto Rico 8.3%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.219(t)	07/01/33	1,826	1,286,680
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,091,468
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,080,993
Restructured, Series A1, GO	4.000	07/01/37	856	790,974
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,008,120
Restructured, Series A1, GO	4.000	07/01/46	1,210	996,075
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,576,898
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,747,706
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	19,387	10,660,985
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.000(cc)	11/01/51	27,644	17,881,747
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	595,236

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., (cont’d.)
San Juan Cruise Term. Proj., Series A-2, AMT	6.750%	01/01/45	1,750	$1,938,504
San Juan Cruise Term. Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,670,156
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.075(t)	07/01/33	1,000	728,915
Restructured, Series A-1, CABS	5.681(t)	07/01/46	51,183	15,926,064
Restructured, Series A-2	4.329	07/01/40	2,229	2,058,620
Restructured, Series A-1, CABS	5.835(t)	07/01/51	16,538	3,741,813

				71,780,954

Rhode Island 0.5%

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,319,839

South Carolina 1.4%

Berkeley Cnty.,
Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	812,289
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,786,390
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,621,590
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,014,301
Sub. Foothill Afford Hsg. Fndtn., Oaddicj Club & Fairway Proj. (Mandatory put date 09/01/35), 144A	6.875(cc)	03/01/65	3,000	2,931,187
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,295,557
AMT	4.000	07/01/55	2,000	1,588,559

				12,049,873

Tennessee 0.8%

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,761,876
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,500	1,492,624
Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev.,
Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	1,827,964
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	906,594
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	508,603

				6,497,661

Texas 5.8%

Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,265,768
Series A, Rfdg.	4.000	08/15/41	1,520	1,252,291
Series A, Rfdg.	4.000	08/15/46	2,705	2,062,550
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,250,453
Carrollton-Farmers Branch Independent Sch. Dist.,
GO, PSFG	5.250	02/15/55	3,000	3,107,500
Celina Independent Sch. Dist.,
GO, PSFG	5.250	02/15/55	3,300	3,402,423
Central Texas Regl. Mobility Auth. Rev.,
Sub., Rfdg.	4.000	01/01/41	1,100	958,915
EP Essential Hsg. WF PFC Rev.,
Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,009,922

See Notes to Financial Statements.

PGIM Muni High Income Fund 11

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000%	12/01/33	1,635	$1,641,337
Galveston Wharves & Term. Rev.,
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	3,060	3,238,644
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,006,821
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,000,262
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,501,349
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	1,600	1,658,351
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,000,431
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,217,146
Sr. Living Foundation Proj., Series A, 144A	6.500	07/01/56	3,300	2,947,210
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	7,675	7,416,506
Westminster Proj., Rfdg.	4.000	11/01/49	500	401,758
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,013,162
Pottsboro Higher Ed. Fin. Corp. Rev.,
Series A	5.000	08/15/46	1,000	883,544
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,080,784
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,128,949
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	542,965
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,234,013

				50,223,054

Vermont 0.3%

Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	873,248
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,559,118

				2,432,366

Virginia 0.8%

City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,002,371
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	767,082
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev.,
Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,619,973
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,414,929
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000	01/01/39	1,250	1,145,145
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	941,244

				6,890,744

Washington 1.4%

Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,000,345
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,552,023
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,098,607

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000%	07/01/48		1,000	$950,250
Radford Court & Nordheim Court Port.	5.500	07/01/49		3,000	3,020,045
Social Cert., Series 2021-1, Class A	3.500	12/20/35		1,870	1,764,433
Sustainable Cert., Series 2023-1, Class X	1.495(cc)	04/20/37		21,499	2,110,829

					12,496,532

Wisconsin 6.7%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36		2,249	2,208,807
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28		2,600	2,783,498
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38		2,285	2,584,652
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26		470	472,708
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48		1,000	921,530
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50		1,500	1,045,115
Class B-1, Series 1, 144A	6.810	04/28/36		2,000	2,024,826
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49		1,000	794,970
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47		2,000	1,643,357
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55		5,000	4,997,020
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60		1,200	1,032,551
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56		1,750	1,306,783
Million Air Three LLC, Series B, 144A	7.000	09/01/54		2,500	2,628,298
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47		1,200	1,092,423
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54		1,000	950,906
Rans Bridgewater Proj., 144A	5.625	12/15/30		2,515	2,505,586
Rans Elevon Proj., 144A	5.000	07/15/30		705	714,605
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32		1,500	1,463,909
Signorelli Proj., 144A	5.375	12/15/32		2,426	2,400,639
Sr. Georgia SR 400 Exp. Lanes Proj., AMT	6.500	12/31/65		4,000	4,206,943
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/54		3,500	3,421,936
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	(d)	1,750	787,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	(d)	3,000	1,350,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42		1,500	1,449,504
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28		340	340,283
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41		1,250	1,219,019
The Meadows Proj., 144A	5.750	12/15/33		1,500	1,471,529
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51		1,500	1,165,229
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55		1,600	1,294,918
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27		1,400	1,408,892
Hope Christian Schs.	4.000	12/01/51		1,000	631,554
Hope Christian Schs.	4.000	12/01/56		3,100	1,892,516
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54		3,000	3,122,888

					57,334,894

Wyoming 0.4%

Lincoln Cnty. Rev.,
Non-AMT, Non ACE, Exxonmobil Proj., Rfdg., FRDD	3.920(cc)	10/01/44		3,500	3,500,000

TOTAL MUNICIPAL BONDS
(cost $791,289,562)					747,358,612

U.S. TREASURY OBLIGATION(k) 0.1%
U.S. Treasury Notes
(cost $899,708)	3.500	09/30/26		905	901,712

See Notes to Financial Statements.

PGIM Muni High Income Fund 13

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description			Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS 8.9%
iShares National Muni Bond ETF			328,250	$34,288,995
VanEck High Yield Muni ETF			827,000	40,928,230
Vanguard Tax-Exempt Bond Index ETF			25,000	1,225,250

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $76,304,346)				76,442,475

TOTAL LONG-TERM INVESTMENTS
(cost $868,493,616)				824,702,799

SHORT-TERM INVESTMENTS 5.1%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Ultra Short Bond Fund
(cost $13,131,926)(wb)			13,131,926	13,131,926

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) 3.6%
U.S. Treasury Bills
(cost $30,919,675)	4.254%	09/23/25	31,000	30,923,224

TOTAL SHORT-TERM INVESTMENTS
(cost $44,051,601)				44,055,150

TOTAL INVESTMENTS 100.9%
(cost $912,545,217)				868,757,949
Liabilities in excess of other assets(z) (0.9)%				(7,523,954)

NET ASSETS 100.0%				$861,233,995

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ACE—Alternative Computation of Earnings

AG—Assured Guaranty Inc.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

CDD—Community Development District

ETF—Exchange-Traded Fund

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

N/A—Not Applicable

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(45,806) and (0.0)% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

(n)	Rate shown reflects yield to maturity at purchased date.
(t)	Represents zero coupon. Rate quoted represents effective yield at August 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
25	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	$2,914,063	$(15,483)

Forward rate agreements outstanding at August 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
5,000	09/29/25	—(1)	—(1)	$(3,975)	$—	$ (3,975)	JPM
6,400	09/29/25	—(2)	—(2)	(14,815)	—	(14,815)	JPM
5,500	09/29/25	—(3)	—(3)	(27,016)	—	(27,016)	JPM

				$(45,806)	$—	$(45,806)

(1)	The Fund pays or receives payment based on 10 Year MMD AAA Rate plus/minus 3.220% upon termination.
(2)	The Fund pays or receives payment based on 15 Year MMD AAA Rate plus/minus 3.880% upon termination.
(3)	The Fund pays or receives payment based on 30 Year MMD AAA Rate plus/minus 4.600% upon termination.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(45,806)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$157,000	$321,826

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$15,122,107	$—
Alaska	—	6,911,101	—
Arizona	—	15,792,978	—
California	—	35,613,430	—
Colorado	—	25,274,533	—

See Notes to Financial Statements.

PGIM Muni High Income Fund 15

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Connecticut	$—	$6,362,937	$—
Delaware	—	2,044,546	—
District of Columbia	—	8,453,711	—
Florida	—	76,948,202	—
Georgia	—	24,944,266	—
Illinois	—	57,838,649	—
Indiana	—	4,049,846	—
Iowa	—	2,654,831	—
Kansas	—	4,067,890	—
Kentucky	—	1,786,044	—
Louisiana	—	14,433,868	—
Maine	—	3,519,459	—
Maryland	—	804,553	—
Massachusetts	—	2,343,705	—
Michigan	—	4,415,499	—
Minnesota	—	3,268,125	—
Mississippi	—	12,901,482	—
Missouri	—	6,785,132	—
Nebraska	—	2,277,666	—
Nevada	—	1,278,969	—
New Hampshire	—	42,376,939	—
New Jersey	—	23,853,485	—
New York	—	54,853,413	—
North Carolina	—	3,924,189	—
Ohio	—	26,437,966	—
Oklahoma	—	5,215,942	—
Oregon	—	3,749,534	—
Pennsylvania	—	19,527,698	—
Puerto Rico	—	71,780,954	—
Rhode Island	—	4,319,839	—
South Carolina	—	12,049,873	—
Tennessee	—	6,497,661	—
Texas	—	50,223,054	—
Vermont	—	2,432,366	—
Virginia	—	6,890,744	—
Washington	—	12,496,532	—
Wisconsin	—	57,334,894	—
Wyoming	—	3,500,000	—
U.S. Treasury Obligation	—	901,712	—
Unaffiliated Exchange-Traded Funds	76,442,475	—	—
Short-Term Investments
Affiliated Mutual Fund	13,131,926	—	—
U.S. Treasury Obligation	—	30,923,224	—

Total	$89,574,401	$779,183,548	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(15,483)	$—	$—
OTC Forward Rate Agreements	—	—	(45,806)

Total	$(15,483)	$—	$(45,806)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Corporate Backed IDB & PCR	12.7%
Special Tax/Assessment District	12.6
Education	11.8
Healthcare	11.5
General Obligation	10.4
Transportation	9.2
Development	9.1
Unaffiliated Exchange-Traded Funds	8.9
Pre-pay Gas	4.8
U.S. Treasury Obligations	3.7
Tobacco Appropriated	3.6
Affiliated Mutual Fund	1.5

Power	0.4%
Lease Backed Certificate of Participation	0.3
Solid Waste/Resource Recovery	0.3
Water & Sewer	0.1
Pre-Refunded	0.0 *

100.9
Liabilities in excess of other assets	(0.9)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$15,483*
Interest rate contracts	—	—	Unrealized depreciation on OTC forward rate agreements	45,806

		$—		$61,289

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,022,333)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Rate Agreements
Interest rate contracts	$(141,519)	$(45,806)

For the year ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,464,888
Futures Contracts - Short Positions (1)	3,508,241
Forward Rate Agreements (1)	3,380,000

*	Average volume is based on average quarter end balances for the year ended August 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Muni High Income Fund 17

PGIM Muni High Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM	$—	$(45,806)	$(45,806)	$—	$(45,806)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

as of August 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $899,413,291)	$855,626,023
Affiliated investments (cost $13,131,926)	13,131,926
Interest receivable	9,128,657
Receivable for Fund shares sold	546,704
Deposit with broker for centrally cleared/exchange-traded derivatives	157,000
Prepaid expenses and other assets	11,560

Total Assets	878,601,870

Liabilities

Payable for investments purchased	15,211,037
Payable for Fund shares purchased	1,344,110
Management fee payable	308,505
Dividends and Distributions payable	185,553
Accrued expenses and other liabilities	158,236
Distribution fee payable	83,612
Unrealized depreciation on OTC forward rate agreements	45,806
Due to broker—variation margin futures	21,875
Affiliated transfer agent fee payable	6,201
Trustees’ fees payable	2,940

Total Liabilities	17,367,875

Net Assets	$861,233,995

Net assets were comprised of:
Shares of beneficial interest, at par	$946,008
Paid-in capital in excess of par	958,038,817
Total distributable earnings (loss)	(97,750,830)

Net assets, August 31, 2025	$861,233,995

See Notes to Financial Statements.

PGIM Muni High Income Fund 19

Statement of Assets and Liabilities

as of August 31, 2025

Class A

Net asset value and redemption price per share, ($ 323,377,846 ÷ 35,485,530 shares of beneficial interest issued and outstanding)	$9.11
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.42

Class C

Net asset value, offering price and redemption price per share, ($ 17,177,935 ÷ 1,884,952 shares of beneficial interest issued and outstanding)	$9.11

Class Z

Net asset value, offering price and redemption price per share, ($ 446,420,715 ÷ 49,074,516 shares of beneficial interest issued and outstanding)	$9.10

Class R6

Net asset value, offering price and redemption price per share, ($ 74,257,499 ÷ 8,155,816 shares of beneficial interest issued and outstanding)	$9.10

See Notes to Financial Statements.

Statement of Operations

Year Ended August 31, 2025

Net Investment Income (Loss)

Income
Interest income	$38,010,883
Unaffiliated dividend income	547,960
Affiliated dividend income	528,004

Total income	39,086,847

Expenses
Management fee	3,939,922
Distribution fee(a)	1,042,827
Transfer agent’s fees and expenses (including affiliated expense of $41,071)(a)	569,717
Registration fees(a)	98,626
Custodian and accounting fees	68,523
Audit fee	45,020
Professional fees	41,282
Shareholders’ reports	39,185
Trustees’ fees	20,053
Miscellaneous	43,234

Total expenses	5,908,389
Less: Fee waiver and/or expense reimbursement(a)	(323,261)
Custodian fee credit	(104)

Net expenses	5,585,024

Net investment income (loss)	33,501,823

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(3,946,684)
Futures transactions	(1,022,333)

(4,969,017)

Net change in unrealized appreciation (depreciation) on:
Investments	(38,329,345)
Futures	(141,519)
Forward rate agreements	(45,806)

(38,516,670)

Net gain (loss) on investment transactions	(43,485,687)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(9,983,864)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	836,914	205,913	—	—
Transfer agent’s fees and expenses	200,442	15,710	352,110	1,455
Registration fees	27,853	14,469	34,063	22,241
Fee waiver and/or expense reimbursement	(105,980)	(6,519)	(165,449)	(45,313)

See Notes to Financial Statements.

PGIM Muni High Income Fund 21

Statements of Changes in Net Assets

	Year Ended August 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$33,501,823	$30,163,861
Net realized gain (loss) on investment transactions	(4,969,017)	(4,014,015)
Net change in unrealized appreciation (depreciation) on investments	(38,516,670)	48,185,821

Net increase (decrease) in net assets resulting from operations	(9,983,864)	74,335,667

Dividends and Distributions
Distributions from distributable earnings
Class A	(13,246,503)	(12,559,651)
Class C	(642,157)	(782,885)
Class Z	(15,904,540)	(13,472,836)
Class R6	(2,921,026)	(2,168,826)

	(32,714,226)	(28,984,198)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	369,251,701	298,755,940
Net asset value of shares issued in reinvestment of dividends and distributions	29,275,873	26,255,891
Cost of shares purchased	(300,156,461)	(235,391,941)

Net increase (decrease) in net assets from Fund share transactions	98,371,113	89,619,890

Total increase (decrease)	55,673,023	134,971,359

Net Assets:

Beginning of period	805,560,972	670,589,613

End of period	$861,233,995	$805,560,972

See Notes to Financial Statements.

Financial Highlights

Class A Shares
	Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60	$9.04	$9.29	$10.85	$10.73		$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.37	0.34	0.31	0.11		0.34
Net realized and unrealized gain (loss) on investment transactions	(0.50)	0.55	(0.26)	(1.56)	0.12		1.16
Total from investment operations	(0.12)	0.92	0.08	(1.25)	0.23		1.50
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.36)	(0.33)	(0.31)	(0.11)		(0.35)
Net asset value, end of period	$9.11	$9.60	$9.04	$9.29	$10.85		$10.73
Total Return(b):	(1.28)%	10.34%	0.90%	(11.70)%	2.11%		15.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$323,378	$336,770	$326,678	$376,463	$447,158		$425,013
Average net assets (000)	$334,766	$327,410	$344,344	$421,850	$438,859		$390,814
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.81%	0.81%	0.81%	0.81%	0.80	%(c)	0.80%
Expenses before waivers and/or expense reimbursement	0.84%	0.84%	0.85%	0.84%	0.83	%(c)	0.82%
Net investment income (loss)	4.05%	4.00%	3.75%	3.08%	2.91	%(c)	3.30%
Portfolio turnover rate(d)(e)	56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 23

Financial Highlights (continued)

Class C Shares
	Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60	$9.04	$9.29	$10.85	$10.73		$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.29	0.27	0.23	0.08		0.27
Net realized and unrealized gain (loss) on investment transactions	(0.50)	0.55	(0.26)	(1.56)	0.12		1.15
Total from investment operations	(0.20)	0.84	0.01	(1.33)	0.20		1.42
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.28)	(0.26)	(0.23)	(0.08)		(0.27)
Net asset value, end of period	$9.11	$9.60	$9.04	$9.29	$10.85		$10.73
Total Return(b):	(2.09)%	9.45%	0.11%	(12.38)%	1.84%		14.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,178	$23,936	$29,399	$44,197	$64,346		$65,412
Average net assets (000)	$20,591	$25,902	$35,863	$55,420	$65,052		$75,826
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.64%	1.62%	1.60%	1.58%	1.58	%(c)	1.57%
Expenses before waivers and/or expense reimbursement	1.67%	1.65%	1.64%	1.61%	1.61	%(c)	1.59%
Net investment income (loss)	3.22%	3.18%	2.96%	2.30%	2.13	%(c)	2.56%
Portfolio turnover rate(d)(e)	56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.59	$9.02	$9.27	$10.83	$10.71		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.39	0.36	0.33	0.11		0.37
Net realized and unrealized gain (loss) on investment transactions	(0.50)	0.56	(0.26)	(1.56)	0.12		1.14
Total from investment operations	(0.10)	0.95	0.10	(1.23)	0.23		1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.38)	(0.35)	(0.33)	(0.11)		(0.37)
Net asset value, end of period	$9.10	$9.59	$9.02	$9.27	$10.83		$10.71
Total Return(b):	(1.05)%	10.72%	1.13%	(11.52)%	2.19%		15.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$446,421	$382,928	$268,681	$332,570	$512,347		$482,104
Average net assets (000)	$380,427	$332,529	$279,685	$437,004	$495,019		$411,850
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.58%	0.58%	0.57	%(c)	0.58%
Expenses before waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.61%	0.60	%(c)	0.61%
Net investment income (loss)	4.28%	4.21%	3.98%	3.30%	3.14	%(c)	3.52%
Portfolio turnover rate(d)(e)	56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 25

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.60	$9.03	$9.28	$10.84	$10.72		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.40	0.37	0.34	0.12		0.37
Net realized and unrealized gain (loss) on investment transactions	(0.51)	0.55	(0.26)	(1.56)	0.12		1.16
Total from investment operations	(0.10)	0.95	0.11	(1.22)	0.24		1.53
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.38)	(0.36)	(0.34)	(0.12)		(0.38)
Net asset value, end of period	$9.10	$9.60	$9.03	$9.28	$10.84		$10.72
Total Return(b):	(0.96)%	10.81%	1.23%	(11.43)%	2.22%		16.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,257	$61,928	$45,831	$51,581	$40,009		$24,256
Average net assets (000)	$68,282	$52,290	$45,278	$50,468	$34,742		$15,737
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49%	0.49%	0.49%	0.49%	0.48	%(c)	0.49%
Expenses before waivers and/or expense reimbursement	0.56%	0.57%	0.57%	0.56%	0.57	%(c)	0.65%
Net investment income (loss)	4.38%	4.31%	4.07%	3.41%	3.22	%(c)	3.55%
Portfolio turnover rate(d)(e)	56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized, with the exception of certain non-recurring expenses.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Muni High Income Fund 27

Notes to Financial Statements (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

PGIM Muni High Income Fund 29

Notes to Financial Statements (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.49% of average daily net assets up to $1 billion;	0.49%
0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.58
R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$163,648	$16,701
C	—	1,218

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of

Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended August 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$515,280,282	$445,253,498

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(wb)
$7,833,065	$405,098,569	$399,799,708	$—	$—	$13,131,926	13,131,926	$528,004	$—

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$1,862,093	$—	$—	$30,852,133	$32,714,226

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$681,248	$—	$—	$28,302,950	$28,984,198

For the year ended August 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income

$—	$—	$11,912,631

PGIM Muni High Income Fund 31

Notes to Financial Statements (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$910,718,527	$8,947,489	$(50,969,356)	$(42,021,867)

The difference between GAAP and tax basis was primarily attributable to losses on wash sales, the difference between financial and tax reporting with respect to accretion of market discount, and mark-to-market futures contracts.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$65,390,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	1,349	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%

Unaffiliated	8	81.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Year ended August 31, 2025:

Shares sold	5,719,058	$53,903,177

Shares issued in reinvestment of dividends and distributions	1,300,346	12,175,180

Shares purchased	(6,539,008)	(61,190,921)

Net increase (decrease) in shares outstanding before conversion	480,396	4,887,436

Shares issued upon conversion from other share class(es)	665,111	6,225,559

Shares purchased upon conversion into other share class(es)	(725,096)	(6,815,980)

Net increase (decrease) in shares outstanding	420,411	$4,297,015

Year ended August 31, 2024:

Shares sold	5,132,057	$47,625,978

Shares issued in reinvestment of dividends and distributions	1,231,843	11,408,152

Shares purchased	(7,538,094)	(69,507,731)

Net increase (decrease) in shares outstanding before conversion	(1,174,194)	(10,473,601)

Shares issued upon conversion from other share class(es)	558,635	5,199,563

Shares purchased upon conversion into other share class(es)	(466,058)	(4,380,315)

Net increase (decrease) in shares outstanding	(1,081,617)	$(9,654,353)

Class C

Year ended August 31, 2025:

Shares sold	394,608	$3,682,939

Shares issued in reinvestment of dividends and distributions	64,103	600,964

Shares purchased	(464,883)	(4,351,902)

Net increase (decrease) in shares outstanding before conversion	(6,172)	(67,999)

Shares purchased upon conversion into other share class(es)	(601,146)	(5,617,860)

Net increase (decrease) in shares outstanding	(607,318)	$(5,685,859)

Year ended August 31, 2024:

Shares sold	313,086	$2,901,077

Shares issued in reinvestment of dividends and distributions	79,230	732,330

Shares purchased	(675,838)	(6,203,153)

Net increase (decrease) in shares outstanding before conversion	(283,522)	(2,569,746)

Shares purchased upon conversion into other share class(es)	(477,157)	(4,426,834)

Net increase (decrease) in shares outstanding	(760,679)	$(6,996,580)

Class Z

Year ended August 31, 2025:

Shares sold	30,111,929	$278,352,530

Shares issued in reinvestment of dividends and distributions	1,458,354	13,630,225

Shares purchased	(23,036,619)	(213,806,021)

Net increase (decrease) in shares outstanding before conversion	8,533,664	78,176,734

Shares issued upon conversion from other share class(es)	782,707	7,349,987

Shares purchased upon conversion into other share class(es)	(184,321)	(1,741,450)

Net increase (decrease) in shares outstanding	9,132,050	$83,785,271

Year ended August 31, 2024:

Shares sold	24,430,987	$223,974,534

Shares issued in reinvestment of dividends and distributions	1,288,866	11,948,881

Shares purchased	(15,626,659)	(143,258,293)

Net increase (decrease) in shares outstanding before conversion	10,093,194	92,665,122

Shares issued upon conversion from other share class(es)	439,844	4,115,254

Shares purchased upon conversion into other share class(es)	(372,799)	(3,412,752)

Net increase (decrease) in shares outstanding	10,160,239	$93,367,624

PGIM Muni High Income Fund 33

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class R6

Year ended August 31, 2025:

Shares sold	3,570,844	$33,313,055

Shares issued in reinvestment of dividends and distributions	307,121	2,869,504

Shares purchased	(2,239,898)	(20,807,617)

Net increase (decrease) in shares outstanding before conversion	1,638,067	15,374,942

Shares issued upon conversion from other share class(es)	104,230	984,046

Shares purchased upon conversion into other share class(es)	(40,338)	(384,302)

Net increase (decrease) in shares outstanding	1,701,959	$15,974,686

Year ended August 31, 2024:

Shares sold	2,627,159	$24,254,351

Shares issued in reinvestment of dividends and distributions	233,735	2,166,528

Shares purchased	(1,800,489)	(16,422,764)

Net increase (decrease) in shares outstanding before conversion	1,060,405	9,998,115

Shares issued upon conversion from other share class(es)	341,276	3,119,359

Shares purchased upon conversion into other share class(es)	(23,392)	(214,275)

Net increase (decrease) in shares outstanding	1,378,289	$12,903,199

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 will provide a commitment of $1,200,000,000 through September 24, 2026. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the

PGIM Muni High Income Fund 35

Notes to Financial Statements (continued)

Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

PGIM Muni High Income Fund 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 4 and Shareholders of PGIM Muni High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Muni High Income Fund (the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025, for the period May 1, 2021 through August 31, 2021 and for the year ended April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the four years in the period ended August 31, 2025, for the period May 1, 2021 through August 31, 2021 and for the year ended April 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

October 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Muni High Income Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Muni High Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’

1  PGIM Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent

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with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its custom benchmark index over the one-year period and underperformed over the other periods.

●	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its three-, five- and ten-year performance versus its peers.

●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses), caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.58% of average daily net assets for Class Z shares, and 0.49% of average daily net assets for Class R6 shares through December 31, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Muni High Income Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications	pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 20, 2025